Restricted net assets	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Restricted Assets Disclosure [Text Block]
22. Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets either in the form of dividends, loans or advances, which restricted portion amounted to $56,560,142 as of December 31, 2015. This amount is made up of the registered equity of the Group’s PRC subsidiaries and the statutory reserves disclosed in Note 16. In addition, as a result of the Group’s restructuring effective January 1, 2005, retained earnings of $20,336,734 related to the pre-restructuring companies was unavailable for distribution as a normal dividend to Acorn International in accordance with relevant PRC laws and regulations.